Commitments	12 Months Ended
Mar. 31, 2012
Commitments [Abstract]
Commitments

16. Commitments

	Fiscal year ending March 31,
	2013	2014	2015	2016	2017 and thereafter
Operating leases	$7,075	$5,675	$5,376	$4,912	$18,692
Derivative contracts	908	—	—	—	—
Long-term debt repayments
Long-term debt	3,050	3,050	285,175	—	—
Future interest obligations on long-term debt	9,467	9,367	3,820	—	—
Purchase commitments	72,540	2,482	1,037	349	—

Total	$93,040	$20,574	$295,408	$5,261	$18,692

The operating lease commitments relate primarily to office and warehouse space and represent the minimum commitments under these agreements. The Company incurred rental expense of $5,156, $4,795 and $5,012 for the years ended March 31, 2012, 2011 and 2010, respectively.

The derivative contracts represent minimum commitments under foreign exchange and interest rate contracts based on the forward strip for each instrument through the contract term.

Long-term debt commitments represent the minimum principal repayments required under the long-term debt facility.

Purchase commitments represent commitments for raw materials, finished goods from contract manufacturers, as well as certain information systems and licensing costs.

Commitments have been calculated using foreign exchange and interest rates in effect at March 31, 2012. Fluctuations in these rates may result in actual payments differing from those reported in the above table.